Summary of Significant Accounting Policies - Revenue Recognition (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) commercial_offering	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Leasing revenue	$ 300	$ 300	$ 1,100	$ 2,100	$ 2,300
Revenue	79,529	58,581	309,364	242,860	196,943
Contract assets	13,000		26,100	1,300
Remaining performance obligation	$ 472,900		$ 438,700
Number of commercial offerings | commercial_offering			3
Customer concentration risk | Customer one | Contract assets balance
Disaggregation of Revenue [Line Items]
Concentration risk percentage			60.00%
Customer concentration risk | Customer two | Contract assets balance
Disaggregation of Revenue [Line Items]
Concentration risk percentage			13.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation, percentage			77.00%
Remaining performance obligation, term			12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-04-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation, percentage	68.00%
Remaining performance obligation, term	12 months
Charging systems and installation
Disaggregation of Revenue [Line Items]
Revenue	$ 1,200	2,100	$ 7,700	5,800	6,000
Extended warranty
Disaggregation of Revenue [Line Items]
Revenue	$ 600	$ 400	$ 2,100	$ 1,700	$ 1,300